UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street

Omaha, NE 68137

 (Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2012

Date of reporting period: 03/31/2012

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (86.87%)		Shares	Value

Aerospace & Defense - (0.85%)
Teledyne Technologies, Inc.*		10,000	$ 630,500

Air Freight & Logistics - (0.47%)
Radiant Logistics, Inc. *		160,000	350,400

Airlines - (0.11%)
Pinnacle Airlines Corp. *		59,203	79,924

Auto Components - (1.42%)
American Axle & Manufacturing Holdings, Inc.*		90,000	1,053,900

Biotechnology - (0.95%)
Maxygen, Inc. *		112,445	645,434
PDL BioPharma, Inc.		10,000	63,500
			708,934
Capital Markets - (7.44%)
Hercules Technology Growth Capital, Inc.		80,000	886,400
Janus Capital Group, Inc.		250,000	2,227,500
Prospect Capital Corp. † (b)		220,000	2,415,600
			5,529,500
Chemicals - (3.69%)
Kronos Worldwide, Inc. (b)		110,000	2,743,400

Commercial Services & Supplies - (2.86%)
Hudson Technologies, Inc. *		170,900	562,261
NL Industries, Inc.		105,000	1,564,500
			2,126,761
Communications Equipments - (1.63%)
Westell Technologies, Inc. *†		520,000	1,211,600

Construction & Engineering - (0.53%)
KHD Humboldt Wedag International AG *		48,501	394,556

Consumer Finance - (0.32%)
Nicholas Financial, Inc.		18,153	239,438

Diversified Telecommunications - (4.56%)
Hawaiian Telcom Holdco, Inc. *		110,000	1,896,400
Primus Telecommunications Group, Inc. *		92,745	1,491,340
			3,387,740
Food Products - (2.96%)
Smithfield Foods, Inc. *		100,000	2,203,000

Health Care Providers & Servicices - (3.42%)
Healthways, Inc.*		29,000	213,440
Providence Service Corp. *		150,000	2,326,500
			2,539,940
Insurance - (0.63%)
Investors Title Co.		10,000	467,200

Internet Software & Services - (3.15%)
Perion Network Ltd.*		457,500	2,337,825

IT Services - (2.09%)
CACI International, Inc.*		25,000	1,557,250

Marine - (9.62%)
Box Ships, Inc.		206,900	1,787,616
Global Ship Lease, Inc.*		1,532,586	5,364,051
			7,151,667
Media - (5.45%)
Ballantyne Strong, Inc.*		131,229	698,138
EDCI Holdings, Inc.		227,471	1,171,476
Reading International, Inc. *		468,751	2,184,380
			4,053,994
Metals & Mining - (3.79%)
Energold Drilling Corp.*		191,500	993,215
Thompson Creek Metals Co., Inc.* (b)		270,000	1,825,200
			2,818,415

COMMON STOCK - (86.87%) (Continued)		Shares	Value

Oil, Gas & Consumable Fuels - (0.61%)
Cano Petroleum, Inc. *†		1,824,837	$ 26,460
Harvest Natural Resources, Inc. * † (b)		20,000	141,600
Stone Energy Corp.*		10,000	285,900
			453,960
Real Estate Investment Trusts - (17.38%)
American Capital Agency Corp.		70,000	2,067,800
Chimera Investment Corp. †		1,250,000	3,537,500
Invesco Mortgage Capital, Inc.		130,000	2,294,500
PennyMac Mortgage Investment Trust		60,000	1,120,200
Two Harbors Investment Corp.		385,000	3,903,900
			12,923,900
Software - (4.83%)
Gravity Co., Ltd. - ADR*		1,137,461	3,128,018
NetSol Technologies, Inc. *†		1,246,750	461,297
			3,589,315
Textiles, Apparel & Luxury Goods - (1.19%)
Hallwood Group, Inc. *		76,045	885,924

Thrifts & Mortgage Finance - (5.95%)
Bofi Holding, Inc. *		203,731	3,479,725
WMI Holdings Corp.*		1,044,477	940,029
			4,419,754
Wireless Telecommunication Service - (0.97%)
USA Mobility, Inc.		51,800	721,574

TOTAL COMMON STOCK (Cost $69,461,895)			$ 64,580,371

WARRANTS - (10.71%)	Expiration Date
	Exercise Price
Auto Components - (4.48%)
Visteon Corp. *	10/05/2015 - $58.80	337,642	$ 3,332,527

Chemicals - (6.23%)
Tronox, Inc. - Class A *	02/14/2018 - $62.13	18,063	2,083,928
Tronox, Inc. - Class B *	02/14/2018 - $68.56	22,848	2,544,810
			4,628,738

TOTAL WARRANTS (Cost $10,113,170)			7,961,265

SHORT-TERM INVESTMENTS - (6.98%)
Fidelity Institutional Money Market Portfolio, Class I, 0.26% ** (a)		5,189,838	5,189,838
TOTAL SHORT-TERM INVESTMENTS - (Cost $5,189,838)			5,189,838

TOTAL INVESTMENTS (Cost $84,764,903) - 104.56%			$ 77,731,474

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.56%)			(3,390,938)

NET ASSETS - 100.00%			$ 74,340,536

* Non-income producing security.
** Represents issuer in default on preferred dividend payments; non-income producing security
*** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at March 31, 2012. Total loaned securities had a market value of $4,406,902 at March 31, 2012.
(a) A portion of this security is segregated as collateral for securities on loan at March 31, 2012. Total collateral had a Market Value of $4,438,337 on March 31, 2012.

ADR American Depositary Receipt.

As of March 31, 2012, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
BRITAIN			7.22%
CANADA			1.34%
GERMANY			0.53%
GREECE			2.40%
ISRAEL			3.14%
SOUTH KOREA			4.21%
UNITED STATES			78.74%
Total Equity Holdings			97.58%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2012.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (0.00%)	Shares	Value

Hotels Restaurants & Leisure - (0.00%)
Trump Entertainment Resorts, Inc. *	460	$ -

TOTAL COMMON STOCK (Cost $613,544)		-

CONVERTIBLE CORPORATE BONDS - (7.73%)	Principal

Semiconductors & Semiconductor Equipment - (7.73%)
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	$ 6,813,000	5,995,440
Energy Conversion Devices, Inc., 3.00%, 06/15/2013 ***	8,669,000	4,334,500

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $13,457,875)		10,329,940

CORPORATE BONDS - (86.63%)

Capital Markets - (2.88%)
American Capital, Ltd., 7.96%, 12/31/2013	3,781,000	3,839,454

Commercial Services & Supplies - (4.34%)
Icahn Enterprises, 8.00%, 01/15/2018	5,542,000	5,763,680
International Lease Finance Corp., 8.25%, 12/15/2020	31,000	34,107
		5,797,787
Consumer Finance - (4.59%)
GMAC, Inc., 8.00%, 11/01/2031	5,749,000	6,130,866

Energy Equipment & Services - (4.25%)
PHI, Inc., 8.625%, 10/15/2018	5,540,000	5,678,500

Home Builders - (4.63%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	6,842,000	6,183,457

Hotels Restaurants & Leisure - (9.75%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	5,970,000	6,328,200
MGM Resorts International, 11.375%, 03/01/2018	5,626,000	6,687,908
		13,016,108
Household Durables - (3.79%)
Standard Pacific Corp., 10.75%, 09/15/2016	4,404,000	5,064,600

Household Products - (4.45%)
Harbinger Group, Inc., 10.625%, 11/15/2015	5,759,000	5,938,969

Lodging - (4.47%)
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/2017	5,473,000	5,965,570

Machinery - (2.19%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	2,892,000	2,920,920

CORPORATE BONDS - (86.63%) (Continued)	Principal	Value

Marine - (1.92%)
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	2,500,000	$ 2,562,500

Oil, Gas & Consumable Fuels - (15.24%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015	8,786,000	6,413,780
BreitBurn Energy Partners LP., 8.625%, 10/15/2020	3,400,000	3,612,500
Comstock Resources, Inc., 8.375%, 10/15/2017	3,700,000	3,598,250
EXCO Resources, Inc., 7.50%, 09/15/2018	3,695,000	3,288,550
McMoRan Exploration Co., 11.875%, 11/15/2014	3,255,000	3,434,025
		20,347,105

Specialty Retail - (4.43%)
RadioShack Corp., 6.75%, 05/15/2019	7,407,000	5,916,341

Storage & Warehousing - (4.40%)
Niska Gas Storage US LLC, 8.875%, 03/15/2018	6,257,000	5,881,580

Telecommunications - (15.30%)
Cricket Communications, Inc., 7.75% 10/15/2020	5,996,000	5,891,070
ITC Deltacom, Inc., 10.50%, 04/01/2016	3,649,000	3,831,450
Level 3 Financing, Inc., 10.00% 02/01/2018	5,230,000	5,726,850
Sprint Capital Corp., 8.75%, 03/15/2032	5,816,000	4,987,220
		20,436,590

TOTAL CORPORATE BONDS (Cost $116,666,781)		115,680,347

SHORT-TERM INVESTMENTS - (3.62%)	Shares

Fidelity Institutional Money Market Portfolio Class I, 0.26% **	4,833,965	4,833,965
TOTAL SHORT-TERM INVESTMENTS - (Cost $4,833,965)		4,833,965

TOTAL INVESTMENTS (Cost $135,572,165) - 97.98%		$ 130,844,252

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.02%		2,691,929

NET ASSETS - 100.00%		$ 133,536,181

* The security is illiquid; the security represents 0.00% of net assets.
** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily.
*** Represents issuer in default on interest payments; non-income producing security.

The accompanying notes are an integral of part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (40.26%)		Shares	Value

Capital Markets - (19.55%)
American Capital Ltd.		186,900	$ 1,620,423
Apollo Investment Corp.		123,463	885,230
Ares Capital Corp.		86,100	1,407,735
Blackstone Group LP		104,860	1,671,468
Fifth Street Finance Corp.		108,000	1,054,080
Fortress Investment Group LLC		295,004	1,050,214
PennantPark Investment Corp.		116,675	1,213,420
Prospect Capital Corp.		211,900	2,326,662
Solar Capital Ltd.		64,700	1,427,929
			12,657,161
Commercial Banks - (1.03%)
Banco Santander SA – ADR		87,100	668,057

Computers & Peripherals - (4.04%)
Hewlett-Packard Co.		27,100	645,793
SanDisk Corp. *(a)		39,700	1,968,723
			2,614,516
Diversified Telecommunication - (1.36%)
Telefonica S.A. - ADR		53,690	881,053

Electronic Equipments & Instruments - (1.49%)
Corning, Inc.		68,400	963,072

Hotels Restaurants & Leisure - (0.00%)
Trump Entertainment Resorts, Inc. *†		121	-

Internet Software & Services - (2.50%)
Yahoo!, Inc. *(a)		106,200	1,616,364

Oil, Gas & Consumable Fuels - (1.25%)
Chesapeake Energy Corp.		35,000	810,950

Real Estate Investment Trust - (5.04%)
Chimera Investment Corp.		705,100	1,995,433
CommonWealth REIT		68,300	1,271,746
			3,267,179
Semiconductors & Semiconductor - (3.44%)
Marvell Technology Group Ltd. (a)		141,500	2,225,795

Wireless Telecommunication Services - (0.56%)
Cellcom Israel Ltd.		29,325	363,337

TOTAL COMMON STOCK (Cost $31,449,045)			26,067,484

CONVERTIBLE CORPORATE BONDS - (4.39%)		Principal	Value

Semiconductors & Semiconductor - (4.39%)

Energy Conversion Devices, Inc., 3.00%, 06/15/2013 **		$ 5,543,000	$ 2,771,500
JA Solar Holdings Co., Ltd., 4.50%, 05/15/2013		81,000	71,280
			2,842,780

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,658,498)			2,842,780

CORPORATE BONDS - (51.12%)		Principal	Value

Commercial Services & Supplies - (5.22%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		$ 3,736,000	$ 3,376,410

Consumer Finance - (3.11%)
Ally Financial, Inc., 8.00%, 11/01/2031		1,891,000	2,016,606

Hotels Restaurants & Leisure - (13.67%)
American Casino & Entertainment Properties LLC, 11.00%, 06/15/2014		3,053,000	3,236,180
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/2017		2,477,000	2,699,930
MGM Resorts International, 11.375%, 03/01/2018		2,451,000	2,913,626
			8,849,736
Household Durables - (2.80%)
Standard Pacific Corp., 10.75%, 09/15/2016		1,574,000	1,810,100

Household Products - (4.99%)
Harbinger Group, Inc., 10.625%, 11/15/2015		3,135,000	3,232,969

Marine - (3.09%)
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017		1,955,000	2,003,875

Oil, Gas & Consumable Fuels - (5.26%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015		4,640,000	3,387,200
McMoRan Exploration Co., 11.875%, 11/15/2014		16,000	16,880
			3,404,080

Specialty Retail - (1.90%)
RadioShack Corp., 6.75%, 05/15/2019		1,543,000	1,232,471

Storage & Warehousing - (0.85%)
Niska Gas Storage US LLC, 8.875%, 03/15/2018		585,000	549,900

Telecommunications - (10.23%)
Cricket Communications, Inc., 7.75% 10/15/2020		3,086,000	3,031,995
ITC Deltacom, Inc., 10.50%, 04/01/2016		552,000	579,600
Sprint Capital Corp., 8.75%, 03/15/2032		3,514,000	3,013,255
			6,624,850

TOTAL CORPORATE BONDS (Cost $33,664,385)			33,100,997

TOTAL INVESTMENTS (Cost $69,771,928) - 95.77%			$ 62,011,261

CALL OPTIONS WRITTEN (Proceeds $140,920) - (0.03%)			22,178

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.26%			2,713,630

NET ASSETS - 100.00%			$ 64,747,069

	Expiration Date -
CALL OPTIONS WRITTEN (-0.03%)	Exercise Price	Contracts (b)	Value

Marvell Technology Group Ltd.	05/19/2012 - $19.00	1,415	$ 11,320
SanDisk Corp.	04/21/2012 - $55.00	397	8,734
Yahoo!, Inc.	04/21/2012 - $19.00	1,062	2,124
TOTAL CALL OPTIONS (Proceeds $140,920)			$ 22,178

* Non-income producing security.
** Represents issuer in default on interest payments; non-income producing security.
† The security is illiquid; the security represents 0.00% of net assets.
ADR American Depositary Receipt
(a) All or a portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares of common stock.

As of March 31, 2012, the Fund's debt, equity and option holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage

Bermuda		3.44%
Cayman Islands		0.11%
Israel		0.56%
Marshall Island		3.09%
Spain		2.39%
United States		86.14%
Total Debt and Equity Holdings		95.74%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2011.

The accompanying notes are an integral of part of these schedules of investments.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (95.09%)	Shares	Value

Aerospace & Defense - (8.78%)
General Dynamics Corp.	4,780	$ 350,756
L-3 Communications Holdings, Inc.	4,920	348,188
United Technologies Corp.	4,065	337,151
		1,036,095
Capital Markets - (5.83%)
BlackRock, Inc.	1,700	348,330
T. Rowe Price Group, Inc.	5,200	339,560
		687,890
Chemicals - (6.12%)
Ecolab, Inc.	5,840	360,445
Praxair, Inc.	3,150	361,116
		721,561
Computers & Peripherals - (3.05%)
Apple, Inc.*	600	359,682

Containers & Packaging - (2.92%)
Rock-Tenn Co. - Class A	5,100	344,556

Food & Staples Retailing - (3.00%)
Wal-Mart Stores, Inc.	5,775	353,430

Food Products - (3.07%)
McCormick & Co., Inc.	6,655	362,232

Health Care Equipment & Supplies - (2.95%)
Becton Dickinson & Co.	4,490	348,649

Health Care Providers & Services - (3.00%)
UnitedHealth Group, Inc.	6,015	354,524

Hotels, Restaurants & Leisure - (2.94%)
McDonald's Corp.	3,540	347,274

Household Durables - (2.81%)
Tupperware Brands, Corp.	5,230	332,105

Household Products - (5.86%)
Colgate - Palmolive Co.	3,490	341,252
Procter & Gamble Co.	5,215	350,500
		691,752
IT Services - (4.14%)
International Business Machines Corp.	2,340	488,241

Machinery - (5.82%)
Dover Corp.	5,495	345,855
Illinois Tool Works, Inc.	5,980	341,578
		687,433
Media - (3.27%)
Time Warner, Inc.	10,215	385,616

Oil, Gas & Consumable Fuels - (6.52%)
Chevron Corp.	3,175	340,487
Kinder Morgan Management LLC *	5,751	429,214
		769,701
CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (95.09%)	Shares	Value

Pharmaceuticals - (7.05%)
Abbott Laboratories	7,670	$470,094
Teva Pharmaceutical Industries Ltd. - ADR	8,030	361,832
		831,926
Road & Rail - (2.86%)
CSX Corp.	15,705	337,972

Semiconductors & Semiconductor Equipment - (2.86%)
Intel Corp.	12,000	337,320

Software - (3.01%)
Microsoft Corp.	11,020	355,395

Specialty Retail - (2.98%)
Buckle, Inc.	7,330	351,107

Textiles, Apparel & Luxury Goods - (6.25%)
Coach, Inc.	4,950	382,536
VF Corp.	2,430	354,732
		737,268

TOTAL COMMON STOCK (Cost $9,647,722)		11,221,729

SHORT-TERM INVESTMENTS - (4.68%)

Fidelity Institutional Money Market Fund Class I, 0.26%	552,873	552,873
TOTAL SHORT-TERM INVESTMENTS - (Cost $552,873)		552,873

TOTAL INVESTMENTS (Cost $10,200,595) - 99.77%		11,774,602

OTHER ASSETS IN EXCESS OF LIABLITIES, NET - 0.23%		27,174

NET ASSETS - 100.00%		$ 11,801,776

* Non-income producing security
** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily
ADR American Depositary Receipt.
LLC Limited Liability Company.

As of March 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage
Israel		3.07%
United States		92.02%
Total Equity Holdings		95.09%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2012.

CATALYST FUNDS
CATALYST/STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (114.07%)	Shares	Value

Aerospace & Defense - (10.33%)
L-3 Communications Holdings, Inc. (a)	2,300	$ 162,771
Northrop Grumman Corp.	2,700	164,916
Raytheon Co.	3,064	161,718
		489,405
Airlines - (2.67%)
Spirit Airlines, Inc. *(a)	6,300	126,441

Auto Components - (4.25%)
TRW Automotive Holdings Corp. *	4,340	201,593

Biotechnology - (3.47%)
PDL BioPharma, Inc.	25,900	164,465

Commercial Services & Supplies - (6.53%)
Deluxe Corp. (a)	6,913	161,902
Pitney Bowes, Inc. †(a)	8,400	147,672
		309,574
Communications Equipment - (3.33%)
Harris Corp.	3,500	157,780

Computers & Peripherals - (3.24%)
SanDisk Corp. *(a)	3,100	153,729

Diversified Consumer Services - (11.05%)
DeVry, Inc. (a)	4,000	135,480
H&R Block, Inc. (a)	3,600	59,292
ITT Educational Services, Inc. *†(a)	2,500	165,350
Bridgepoint Education, Inc. *†(a)	6,600	163,350
		523,472
Energy Equipment & Services - (3.45%)
C&J Energy Services, Inc. *†(a)	9,200	163,668

Health Care Providers & Services - (4.48%)
AmerisourceBergen Corp. (a)	2,776	110,152
CIGNA Corp. (a)	2,049	100,913
Coventry Health Care, Inc.	36	1,281
		212,346
IT Services - (11.84%)
CACI International, Inc. *(a)	2,800	174,412
DST Systems, Inc.	1,220	66,161
Mantech International Corp. (a)	4,607	158,757
Unisys Corp. *(a)	8,200	161,704
		561,034
Machinery - (3.23%)
Oshkosh Corp. *(a)	6,600	152,922

Media - (7.39%)
DISH Network Corp. (a)	5,600	184,408
Gannett Co., Inc. (a)	10,700	164,031
McGraw-Hill Cos, Inc.	35	1,696
		350,135
Office Electronics - (3.50%)
Xerox Corp. (a)	20,500	165,640
		165,640
Pharmaceuticals - (6.39%)
Forest Laboratories, Inc. *(a)	5,000	173,450
Viropharma, Inc. *(a)	4,300	129,301
		302,751
	Shares	Value
Semiconductors & Semiconductor Equipment - (15.48%)
Analog Devices, Inc. (a)	3,300	$ 133,320
GT Advanced Technologies, Inc. *†(a)	10,900	90,143
KLA-Tencor Corp.	700	38,094
Marvell Technology Group Ltd. *(a)	6,800	106,964
Teradyne, Inc. *(a)	10,400	175,656
Veeco Instruments, Inc. *†(a)	6,620	189,332
		733,509
Software - (4.27%)
CA, Inc. (a)	7,344	202,401
		202,401
Specialty Retail - (9.17%)
Aeropostale, Inc. *(a)	9,800	211,876
GameStop Corp. †(a)	6,845	149,495
Gap, Inc. (a)	2,800	73,192
		434,563

TOTAL COMMON STOCK (Cost $5,195,944)		$ 5,405,428

	Expiration Date -
	Exercise Price	Contracts (b)	Value

PUT OPTIONS (0.96%)
Groupon, Inc.	01/19/2013 - $25.00	40	$ 42,400
LinkedIn Corp.	08/18/2012 - $82.50	10	3,100

TOTAL PUT OPTIONS (Cost $80,851)			45,500

SHORT-TERM INVESTMENTS - (35.92%)

Fidelity Institutional Money Market Portfolio, Class I, 0.26% ** (c )		1,701,945	1,701,945
TOTAL SHORT-TERM INVESTMENTS - (Cost $1,701,945)			1,701,945

TOTAL INVESTMENTS IN SECURITIES
HELD LONG (Cost $6,978,740) - 150.94%			$7,152,873

TOTAL INVESTMENTS IN SECURITIES
SOLD SHORT (Proceeds $1,220,288) - (-30.48%)			(1,444,349)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-20.46%)			(969,722)

NET ASSETS - 100%			$ 4,738,802

INVESTMENTS IN SECURITIES SOLD SHORT - (-11.98%)

COMMON STOCK - (-2.54%)		Shares	Value

Aerospace & Defense - (-0.85%)
Taser International, Inc. *		9,300	$ 40,362

Commercial Services & Supplies - (-0.97%)
Heritage-Crystal Clean, Inc. *		2,300	45,885

Communications Equipment - (-1.02%)
ViaSat, Inc. *		1,000	48,210

Food & Staples Retailing - (-1.17%)
Chefs' Warehouse, Inc. *		2,400	55,536

Food Products - (-1.58%)
Green Mountain Coffee Roasters, Inc. *		1,600	74,944

Health Care Equipment & Supplies - (-0.93%)
Insulet Corp. *		2,300	44,022

Health Care Providers & Services - (-0.48%)
Vanguard Health Systems, Inc. *		2,300	22,678

Hotels Restaurants & Leisure - (-1.08%)
Dunkin' Brands Group, Inc.		1,700	51,187

IT Services - (-0.92%)
ServiceSource International, Inc. *		2,800	43,344

Media - (-1.09%)
Lamar Advertising Co. *		1,600	51,856

Oil, Gas & Consumable Fuels - (-4.05%)
Cheniere Energy, Inc. *		4,200	62,916
Cobalt International Energy, Inc. *		2,300	69,069
Solazyme, Inc. *		4,100	59,983
			191,968

Software - (-0.98%)
Salesforce.com, Inc. *		300	46,353

Specialty Retail - (-3.95%)
Francesca's Holdings Corp. *		2,000	63,220
GNC Holdings, Inc.		600	55,824
Mattress Firm Holding Corp. *		1,800	68,220
			187,264

Health Care Technology - (-1.25%)
athenahealth, Inc. *		800	59,296

Professional Services - (-1.00%)
RPX Corp. *		2,800	47,488

Electrical Equipment - (-1.17%)
Thermon Group Holdings, Inc. *		2,700	55,215

TOTAL COMMON STOCK (Proceeds $918,822)			$ 1,065,608

	Expiration Date -
	Exercise Price	Contracts (b)	Value
CALL OPTIONS WRITTEN (-7.99%)
Aeropostale, Inc.	01/19/2013 - $17.50	40	$ 22,800
Aeropostale, Inc.	04/21/2012 - $16.00	28	16,240
AmerisourceBergen Corp.	05/19/2012 - $38.00	27	5,670
Analog Devices, Inc.	06/16/2012 - $34 .00	28	19,040
Analog Devices, Inc.	06/16/2012 - $35.00	5	2,850
Bridgepoint Education, Inc.	08/18/2012 - $25.00	46	12,512
C&J Energy Services, Inc.	06/16/2012 - $20.00	64	5,120
CA, Inc.	01/19/2013 - $20.00	20	19,200
CACI International, Inc.	06/16/2012 - $57.50	21	15,960
Cigna Corp.	07/21/2012 - $41.00	20	18,100
Deluxe Corp.	07/21/2012 - $25.00	48	4,272
DeVry, Inc.	01/19/2013 - $45.00	28	5,740
DISH Network Corp.	01/19/2013 - $30.00	17	10,200
DISH Network Corp.	06/16/2012 - $28.00	22	12,210
Forest Laboratories, Inc.	05/19/2012 - $30.00	41	21,320
GameStop Corp.	01/19/2013 - $25.00	7	980
GameStop Corp.	07/21/2012 - $24.00	40	2,480
Gannett Co, Inc.	01/19/2013 - $17.50	75	6,375
Gap, Inc.	06/16/2012 - $19.00	4	3,700
GT Advanced Technologies, Inc.	06/16/2012 - $7.50	71	9,230
H&R Block, Inc.	04/21/2012 - $16.00	36	2,520
ITT Educational Services, Inc.	01/19/2013 - $80.00	18	9,810
L-3 Communications Holdings, Inc.	07/21/2012 - $65.00	3	2,070
Mantech International Corp.	05/19/2012 - $35.00	26	3,380
Marvell Technology Group Ltd.	05/19/2012 - $15.00	68	7,480
Oshkosh Corp.	01/19/2013 - $25.00	36	9,540
Oshkosh Corp.	07/21/2012 - $22.00	10	2,800
Pitney Bowes, Inc.	04/21/2012 - $19.00	67	335
SanDisk Corp.	01/19/2013 - $57.50	7	2,555
SanDisk Corp.	01/19/2013 - $50.00	13	8,515
SanDisk Corp.	07/21/2012 - $50.00	2	742
Spirit Airlines, Inc.	06/16/2012 - $17.50	63	22,050
Teradyne, Inc.	01/19/2013 - $17.50	64	13,760
Teradyne, Inc.	07/21/2012 - $14.00	9	3,060
Unisys Corp.	01/19/2013 - $25.00	57	9,975
Veeco Instruments, Inc.	01/19/2013 - $25.00	10	7,300
Veeco Instruments, Inc.	01/19/2013 - $30.00	36	14,040
ViroPharma, Inc.	05/19/2012 - $22.50	43	42,570
Xerox Corp.	07/21/2012 - $9.00	140	2,240

TOTAL CALL OPTIONS (Proceeds $301,466)			$ 378,741

* Non-income producing security.
** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily.
ADR American Depositary Receipt
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.
(c) A portion of this security is segregated as collateral for securities on loan at March 31, 2012. Total collateral had a market value of $1,056,730 at March 31, 2012.
† Security, or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a market value of $1,029,110 at March 31, 2012.

As of March 31, 2012, the Fund's debt, equity and options holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage

Bermuda			2.25%
United States			82.29%
Total Debt, Equity and Options Holdings			84.54%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2012.

CATALYST FUNDS
CATALYST INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (102.08%)		Shares	Value

Auto Components - (3.98%)
Magna International, Inc. - ADR		350	$ 16,709

Automobiles - (4.86%)
Tata Motors Ltd. - ADR		757	20,416

Chemicals - (9.56%)
Agrium, Inc.		225	19,433
LyondellBasell Industries NV (a)		475	20,734
			40,167
Diversified Telecommunication - (7.59%)
Telecom Italia SpA - ADR		954	11,324
Telefonica Brasil SA - ADR		450	13,783
Vivendi S.A.		370	6,790
			31,897

Food Products - (1.11%)
Marine Harvest ASA		8,800	4,658

Hotels Restaurants & Leisure - (1.91%)
OPAP S.A. - ADR		1,654	8,005

Industrial Conglomerates - (6.20%)
KOC Holding AS - ADR		663	13,461
Siemens AG - ADR		125	12,605
			26,066

IT Services - (2.85%)
Cielo S.A. - ADR		355	11,989

Metals & Mining - (18.16%)
BHP Billiton PLC - ADR		150	9,207
Eurasian Natural Resources Corp. PLC		775	7,344
Kumba Iron Ore Ltd. - ADR		183	12,544
Mount Gibson Iron Ltd.		6,000	6,961
Rio Tinto PLC - ADR (a)		273	15,176
Thompson Creek Metals Co., Inc. *		1,700	11,492
Vale S.A. - ADR (a)		582	13,578
			76,302
Oil, Gas & Consumable Fuels - (14.88%)
BP PLC - ADR		275	12,375
ENI SpA - ADR		260	12,173
Royal Dutch Shell PLC - ADR		175	12,273
Total S.A. - ADR		280	14,314
YPF S.A. - ADR		400	11,364
			62,499
Pharmaceuticals - (12.14%)
AstraZeneca PLC - ADR		306	13,614
H Lundbeck AS - ADR		550	11,007
Takeda Pharmaceutical Co., Ltd. - ADR		488	10,807
Teva Pharmaceutical Industries Ltd. - ADR		346	15,591
			51,019
Semiconductors & Semiconductor Equipment - (7.49%)
Aixtron SE NA - ADR		788	13,656
ASML Holding NV - ADR		355	17,800
			31,456
Wireless Telecommunication Services - (11.35%)
America Movil SAB de CV - ADR (a)		600	14,898
Cellcom Israel Ltd.		699	8,661
Millicom International Cellular S.A.		57	6,441
Partner Communications Co., Ltd. - ADR		768	5,821
SK Telecom Co., Ltd. - ADR		853	11,865
			47,686

TOTAL COMMON STOCK (Cost $439,606)			428,869

SHORT-TERM INVESTMENTS - (2.61%)		Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.26% **		10,971	10,971
TOTAL SHORT-TERM INVESTMENTS - (Cost $10,971)			10,971

TOTAL INVESTMENTS (Cost $450,577) - 104.69%			$ 439,840

CALL OPTIONS WRITTEN (Proceeds $4,816) - (2.09%)			(8,784)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.60%)			(10,939)

NET ASSETS - 100.00%			$ 420,117

	Expiration Date -
CALL OPTIONS WRITTEN (-2.09%)	Exercise Price	Contracts (b)	Value

America Movil SAB de CV - ADR	05/19/2012 - $23.00	3	$ 660
LyondellBasell Industries NV	06/16/2012 - $30.50	4	5,520
Rio Tinto PLC - ADR	07/21/2012 - $47.50	2	1,920
Vale S.A. - ADR	06/16/2012 - $22.00	4	684
TOTAL CALL OPTIONS (Proceeds $4,816)			$ 8,784

* Non-income producing security.
** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily.
ADR American Depositary Receipt.
PLC Public Liability Company.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.

As of March 31, 2012, the Fund's debt, equity and options holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage

Argentina			2.71%
Australia			1.66%
Brazil			9.37%
Britain			13.74%
Canada			8.60%
Denmark			2.62%
France			5.02%
Germany			6.25%
Greece			1.91%
India			4.86%
Israel			7.16%
Italy			5.59%
Japan			2.57%
Luxembourg			1.53%
Mexico			3.55%
Netherlands			12.09%
Norway			1.11%
South Africa			2.99%
South Korea			2.82%
Turkey			3.20%
United States			0.64%

Total Debt, Equity and Options			99.99%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2012.

CATALYST FUNDS
CATALYST LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (98.14%)	Shares	Value

Aerospace & Defense - (14.80%)
General Dynamics Corp.	225	$ 16,511
Lockheed Martin Corp.	178	15,995
Northrop Grumman Corp.	250	15,270
Raytheon Co.	313	16,520
		64,296
Automobiles - (3.31%)
General Motors Co. *	561	14,390

Computers & Peripherals - (10.76%)
Apple, Inc. *	34	20,382
Dell, Inc. *	876	14,542
Hewlett-Packard Co.	495	11,796
		46,720
Diversified Financial Services - (4.23%)
JPMorgan Chase & Co.	400	18,392

Food Products - (2.63%)
Bunge Ltd.	167	11,429

Health Care Equipment & Supplies - (3.35%)
Medtronic, Inc.	371	14,539

Health Care Providers & Services - (6.25%)
Cigna Corp.	300	14,775
HCA Holdings, Inc.	500	12,370
		27,145
Internet & Catalog Retail - (6.23%)
Expedia, Inc.	400	13,376
Liberty Interactive Corp. - Class A *	717	13,688
		27,064
Internet Software & Services - (3.03%)
Yahoo!, Inc. *	865	13,165

Media - (7.09%)
DISH Network Corp.	400	13,172
Liberty Media Corp. - Class A *	200	17,630
		30,802
Metals & Mining - (3.20%)
Freeport-McMoRan Copper & Gold, Inc.	365	13,885

Multiline Retail - (3.19%)
Family Dollar Stores, Inc.	219	13,858

Office Electronics - (2.79%)
Xerox Corp.	1,500	12,120

Oil, Gas & Consumable Fuels - (6.56%)
ConocoPhillips	200	15,202
Marathon Oil Corp.	420	13,314
		28,516
Paper & Forest Products - (3.06%)
International Paper Co.	379	13,303

Pharmaceuticals - (6.76%)
Eli Lilly & Co.	330	13,289
Forest Laboratories, Inc. *	463	16,061
		29,350
Semiconductors & Semiconductor - (3.81%)
Intel Corp.	589	16,557
CATALYST FUNDS
CATALYST LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (98.14%)	Shares	Value

Software - (4.03%)
Microsoft Corp.	543	$ 17,512

Specialty Retail - (3.06%)
Best Buy Co., Inc.	561	13,284

TOTAL COMMON STOCK (Cost $396,180)		426,327

SHORT-TERM INVESTMENTS - (4.14%)

Fidelity Institutional Money Market Portfolio, Class I, 0.26% **	17,975	$ 17,975
TOTAL SHORT-TERM INVESTMENTS - (Cost $17,975)		17,975

TOTAL INVESTMENTS (Cost $414,155) - 102.28%		$ 444,302

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.28%)		(9,886)

NET ASSETS - 100.00%		$ 434,416

* Non-income producing security.
** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily

As of March 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage

United States		98.14%
Total Equity Holdings		98.14%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2011.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (95.30%)	Shares	Value

Beverages - (8.21%)
Distell Group Ltd.	4,000	$ 39,117
Heineken Holding NV	1,650	77,235
Molson Coors Brewing, Co.	1,100	49,775
Thai Beverage PCL	348,000	89,990
Corby Distilleries Ltd.	4,565	68,654
Sapporo Holdings Ltd.	12,000	44,359
		369,130
Biotechnology - (0.27%)
Nanosphere, Inc. *	6,000	12,000

Chemicals - (2.31%)
Neo Material Technologies, Inc. *	9,200	103,616

Communications Equipment - (9.96%)
Alvarion Ltd. *	34,000	32,300
Brocade Communications Systems, Inc. * (a)	19,500	112,125
Cisco Systems, Inc. (a)	6,500	137,475
Tellabs, Inc. (a)	24,000	97,200
Nokia Corp. - ADR (a)	12,500	68,625
		447,725
Computers & Peripherals - (0.61%)
Concurrent Computer Corp. *	7,500	27,375

Diversified Financial Services - (3.27%)
Groupe Bruxelles Lambert S.A.	400	30,961
JSE Ltd.	5,631	58,298
Banque Nationale de Belgique	17	57,820
		147,079
Food Products - (15.99%)
Afgri Ltd.	47,000	38,915
AVI Ltd.	11,000	66,537
Campbell Soup Co. (a)	2,300	77,855
GrainCorp Ltd.	13,500	126,549
Grupo Herdez SAB de CV	40,400	83,687
Kraft Foods, Inc.	375	14,254
Nestle S.A. - ADR	1,500	94,263
Snyders-Lance, Inc. (a)	5,300	137,005
Viterra, Inc.	5,000	79,665
		718,730
Hotels Restaurants & Leisure - (4.69%)
QSR Brands BHD	24,000	50,122
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	850	45,172
The Wendy's Co. (a)	23,000	115,230
		210,524
Industrial Conglomerates - (2.92%)
Fraser and Neave Ltd.	20,035	106,807
Haw Par Corp., Ltd.	5,100	24,429
		131,236
Internet Software & Services - (2.14%)
eBay, Inc. * (a)	2,600	95,914

Media - (0.62%)
MCOT PCL	30,000	27,769

Metals & Mining - (2.87%)
Newmont Mining Corp. (a)	1,100	56,397
Novagold Resources, Inc. * (a)	10,100	72,518
		128,915
Multi-Utilities - (3.24%)
Suez Environment Co.	9,500	145,696

Oil, Gas & Consumable Fuels - (10.85%)
BP PLC - ADR (a)	1,900	85,500
Canadian Oil Sands Ltd.	3,200	67,456
ENI SpA - ADR	1,000	46,820
EXCO Resources, Inc. (a)	6,500	43,095
Hess Corp.	50	2,948
Royal Dutch Shell PLC - ADR	1,000	70,130
Statoil ASA - ADR	2,000	54,220
Total SA - ADR (a)	2,300	117,576
		487,745
Pharmaceuticals - (8.07%)	Shares	Value
Abbott Laboratories (a)	2,100	128,709
Bristol-Myers Squibb Co.	300	10,125
Johnson & Johnson (a)	1,000	65,960
Novartis AG - ADR (a)	2,850	157,918
		362,712

Real Estate Investment Trusts - (0.95%)
Al-Aqar Healthcare Real Estate Investment Trust	100,000	42,748

Software - (7.28%)
Microsoft Corp. (a)	2,900	93,525
Seachange International, Inc. * (a)	17,000	132,260
TeleCommunication Systems, Inc. *	36,500	101,470
		327,255

Textiles, Apparel & Luxury Good - (1.96%)
Zhulian Corp Bhd	142,100	88,102

Transportation Infrastructure - (2.56%)
Bangkok Expressway PCL	50,000	35,076
SATS Ltd.	40,240	79,724
		114,800
Water Utilities - (3.42%)
Thai Tap Water Supply PLC	789,500	153,849

Wireless Telecommunication Services - (3.11%)
Vodafone Group PLC - ADR (a)	5,050	139,733

TOTAL COMMON STOCK (Cost $4,033,981)		4,282,653

EXCHANGE-TRADED FUNDS - (2.36%)

Commodity Fund - (2.36%)
iShares Silver Trust * (a)	1,300	40,781
iShares Gold Trust * (a)	4,000	65,080

TOTAL EXCHANGE-TRADED FUNDS (Cost $110,496)		105,861

SHORT-TERM INVESTMENTS - (11.08%)

Fidelity Institutional Money Market Portfolio, Class I, 0.26% **	498,134	498,134
TOTAL SHORT-TERM INVESTMENTS - (Cost $498,134)		498,134

TOTAL INVESTMENTS (Cost $4,642,611) - 108.74%		$ 4,886,648

CALL OPTIONS WRITTEN (Proceeds $104,454) - (-2.39%)		(107,225)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-6.35%)		(285,414)

NET ASSETS - 100%		$ 4,494,009

	Expiration Date -
CALL OPTIONS WRITTEN - (-2.39%)	Exercise Price	Contracts (b)	Value

Abbott Laboratories	08/18/2012 - $57.50	10	$ 4,200
BP PLC - ADR	01/19/2013 - $47.00	10	2,720
Brocade Communications Systems, Inc.	01/19/2013 - $4.00	30	6,360
Brocade Communications Systems, Inc.	07/21/2012 - $6.00	165	6,765
Campbell Soup Co.	05/19/2012 - $33.00	10	850
Cisco Systems, Inc.	10/20/2012 - $20.00	7	1,456
Cisco Systems, Inc.	01/18/2014 - $22.00	20	5,040
eBay, Inc.	07/21/2012 - $33.00	11	5,423
EXCO Resources, Inc.	06/16/2012 - $13.00	25	250
iShares Silver Trust	01/19/2013 - $40.00	7	889
iShares Silver Trust	01/19/2013 - $35.00	6	1,422
Johnson & Johnson	04/21/2012 - $65.00	5	655
Microsoft Corp.	01/19/2013 - $27.00	18	10,530
Microsoft Corp.	07/21/2012 - $26.00	11	6,930
Newmont Mining Corp.	01/19/2013 - $65.00	10	1,220
Novagold Resources, Inc.	01/19/2013 - $10.00	68	3,740
Novartis AG - ADR	10/20/2012 - $55.00	14	4,480
Novartis AG - ADR	01/19/2013 - $57.50	8	2,040
Seachange International, Inc.	04/21/2012 - $7.50	120	6,600
Snyders-Lance, Inc.	06/16/2012 - $20.00	28	17,920
Tellabs, Inc.	01/19/2013 - $4.00	110	6,600
Tellabs, Inc.	06/16/2012 - $4.50	30	300
Vodafone Group PLC - ADR	01/19/2013 - $30.00	15	1,350
Total SA - ADR	01/19/2013 - $57.50	8	1,200
The Wendy's Co.	01/19/2013 - $5.00	85	5,100
Nokia OYJ	10/20/2012 - $6.00	65	3,185
TOTAL CALL OPTIONS (Proceeds $104,454)			$ 107,225

* Non-income producing security.
** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily.
ADR American Depositary Receipt
(a) All or a portion of this security is segregated as collateral for call options written.

As of March 31, 2012, the Fund's debt, equity and options holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage

Australia			2.82%
Belgium			1.98%
Britain			5.01%
Canada			8.72%
Finland			1.53%
France			5.86%
Israel			0.72%
Italy			1.04%
Japan			0.99%
Malaysia			4.03%
Mexico			1.86%
Monaco			1.01%
Netherlands			3.28%
Norway			1.21%
Singapore			4.69%
South Africa			4.51%
Switzerland			5.61%
Thailand			6.82%
United States			33.59%
Total Holdings			95.28%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2012.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (58.86%)	Shares	Value

Beverages - (6.45%)
Heineken Holding NV	2,000	$ 93,619
Molson Coors Brewing Co. (a)	2,400	108,600
Thai Beverage PCL	209,000	54,046
Corby Distilleries Ltd.	4,500	67,676
Sapporo Holdings Ltd.	12,000	44,358
		368,299
Communications Equipment - (5.66%)
Brocade Communications Systems, Inc. * (a)	9,000	51,750
Tellabs, Inc. (a)	26,000	105,300
Cisco Systems, Inc. (a)	5,000	105,750
Nokia Corp. ADR (a)	11,000	60,390
		323,190
Diversified Financial Services - (0.40%)
JSE Ltd.	2,200	22,775

Food Products - (9.90%)
Afgri Ltd.	52,000	43,055
AVI, Ltd.	11,370	68,775
Campbell Soup Co. (a)	3,000	101,550
Kraft Foods, Inc.	1,000	38,010
Snyders-Lance, Inc. (a)	5,000	129,250
Viterra, Inc.	2,300	36,667
GrainCorp, Ltd.	10,000	93,740
Grupo Herdez SAB de CV	26,000	53,858
		564,905
Hotels Restaurants & Leisure - (4.45%)
QSR Brands BHD	21,000	43,857
Wendy's Co. The (a)	41,900	209,919
		253,776
Industrial Conglomerates - (0.28%)
Haw Par Corp., Ltd.	3,300	15,807

Internet Software & Services - (0.97%)
eBay, Inc. *(a)	1,500	55,335

Media - (0.40%)
MCOT PCL	25,000	23,141

Metals & Mining - (2.79%)
Newmont Mining Corp. (a)	1,400	71,778
Novagold Resources, Inc. * (a)	12,200	87,596
		159,374
Multi-Utilities - (2.28%)
Suez Environnement Co.	8,480	130,053

Oil, Gas & Consumable Fuels - (6.88%)
BP PLC - ADR	1,300	58,500
Canadian Oil Sands Ltd.	3,000	63,240
EXCO Resources, Inc. (a)	5,000	33,150
Hess Corp. (a)	800	47,160
Royal Dutch Shell PLC - ADR	100	7,013
Statoil ASA - ADR (a)	3,000	81,330
Total SA - ADR (a)	2,000	102,240
		392,633
Pharmaceuticals - (6.82%)
Abbott Laboratories	1,300	79,677
Bristol-Myers Squibb Co.	500	16,875
Johnson & Johnson (a)	2,000	131,920
Novartis AG - ADR (a)	2,900	160,689
		389,161

Real Estate Investment Trusts - (0.75%)
Al-Aqar Healthcare Real Estate Investment Trust	100,000	42,748

Software - (3.18%)
Seachange International, Inc. *(a)	17,600	136,928
TeleCommunication Systems, Inc. *	16,000	44,480
		181,408

Textiles, Apparel & Luxury Good - (0.71%)
Zhulian Corp Bhd	65,000	40,300

Transportation Infrastructure - (1.21%)
SATS Ltd.	35,000	69,343

Water Utilities - (2.10%)
Thai Tap Water Supply PLC	616,000	120,039

Wireless Telecommunications Services - (3.63%)
Vodafone Group PLC - ADR (a)	7,500	207,525

TOTAL COMMON STOCK (Cost $3,220,029)		3,359,812

CORPORATE BONDS - (37.48%)	Principal	Value

Auto Parts&Equipment - (2.90%)
American Axle & Manufacturing Inc., 5.25% , 02/11/2014	$ 161,000	$ 165,427

Capital Markets - (1.34%)
Goldman Sachs Group, Inc., 5.70% , 09/01/2012	75,000	76,408

Chemicals - (0.63%)
Ashland, Inc., 8.80%, 11/15/2012	35,000	36,198

Commercial Services and Supplies - (0.87%)
Hertz Corp., 7.625%, 06/01/2012	49,000	49,429

Consumer Finance - (3.89%)
Ally Financial, Inc., 7.00%, 02/01/2012	50,000	49,991
Ally Financial, Inc., 7.00%, 01/15/2013	27,000	26,972
Ford Motor Credit Co., LLC, 6.52%, 03/10/2013	37,000	37,901
GMAC LLC, 7.00%, 07/15/2012	10,000	9,997
Sears Roebuck Acceptance Corp., 6.70%, 04/15/2012	97,000	96,924
		221,785
Containers & Packaging - (0.54%)
Rock-Tenn Co., 5.625%, 03/15/2013	30,000	30,750

Financials - (2.99%)
Ford Motor Credit Co., LLC, 8.00%, 06/01/2014	155,000	170,632
		170,632
Food Products - (1.20%)
Smithfield Foods, Inc., 7.75%, 05/15/2013	65,000	68,250

Health Care Providers & Servicices - (0.53%)
HCA, Inc., 6.95%, 05/01/2012	30,000	30,075

Hotels Restaurants & Leisure - (7.69%)
MGM Resorts International, 6.75%, 09/01/2012	245,000	250,500
Royal Caribbean Cruises Ltd., 7.00%, 06/15/2013	180,000	188,720
		439,220
Household Durables - (1.04%)
M/I Homes, Inc., 6.875%, 04/01/2012	60,000	59,556

Machinery - (1.87%)
Case New Holland, Inc., 7.75%, 09/01/2013	100,000	106,500
		106,500
Media - (1.84%)
Dish DBS Corp., 7.00%, 10/01/2013	70,000	74,725
Scholastic Corp., 5.00%, 04/15/2013	30,000	30,450
		105,175
Metals & Mining - (1.50%)
Steel Dynamics, Inc., 7.375%, 11/01/2012	25,000	25,688
Commercial Metals Co., 5.625%, 11/15/2013	58,000	60,320
		86,008

Multiline Retail - (3.78%)
Dillard's, Inc., 7.85%, 10/01/2012	25,000	25,656
New Albertsons, Inc., 7.25%, 05/01/2013	90,000	94,050
Toys R US, Inc., 7.875%, 04/15/2013	93,000	96,255
		215,961
Oil, Gas & Consumable Fuels - (1.25%)
Chesapeake Energy Corp., 7.625%, 07/15/2013	68,000	71,740

Real Estate Investment Trusts - (1.12%)
Host Hotels & Resorts LP, 10.00%, 05/01/2012	10,000	10,091
Colonial Realty LP, 6.875%, 08/15/2012	53,000	53,738
		63,829

Telecommunications - (2.50%)
Telecom Italia Capital SA, 5.25%, 11/15/2013	139,000	142,823

TOTAL CORPORATE BONDS (Cost $2,123,665)		2,139,766

EXCHANGE-TRADED FUNDS - (2.51%)	Shares	Value

iShares Silver Trust *(a)	1,200	$ 37,644
iShares Gold Trust *(a)	6,500	105,755
EXCHANGE-TRADED FUNDS - (Cost $152,207)		143,399

SHORT-TERM INVESTMENTS - (17.14%)

Fidelity Institutional Money Market Portfolio, Class I, 0.26%**	978,271	978,271
TOTAL SHORT-TERM INVESTMENTS - (Cost $978,271)		978,271

TOTAL INVESTMENTS (Cost $6,474,172) - 115.99%		$ 6,621,248

CALL OPTIONS WRITTEN (Proceeds $144,106) - (-2.24%)		(127,605)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-13.75%)		(785,115)

NET ASSETS - 100.00%		$ 5,708,528

	Expiration Date -
	Exercise Price	Contracts (b)	Value

CALL OPTIONS WRITTEN (-2.24%)
Brocade Communications Systems, Inc.	07/21/2012 - $6.00	90	$ 3,690
Campbell Soup Co.	05/19/2012 - $33.00	12	1,020
Campbell Soup Co.	01/19/2013 - $35.00	18	1,890
Cisco Systems, Inc.	01/18/2011 - $22.00	35	8,820
eBay, Inc.	01/19/2013 - $35.00	15	7,875
EXCO Resources, Inc.	06/16/2012 - $12.00	30	150
Hess Corp.	01/19/2013 - $65.00	6	2,466
iShares Gold Trust	10/20/2012 - $17.00	25	1,375
iShares Silver Trust	01/19/2013 - $40.00	12	1,524
Johnson & Johnson	04/21/2012 - $65.00	10	1,310
Johnson & Johnson	01/19/2013 - $65.00	10	3,240
Molson Coors Brewing Co.	10/20/2012 - $45.00	12	2,760
Newmont Mining Corp.	01/19/2013 - $55.00	10	3,550
Nokia OYJ	10/20/2012 - $6.00	110	5,390
Novagold Resources, Inc.	01/19/2013 - $10.00	78	4,290
Novartis AG	10/20/2012 - $55.00	21	6,720
Seachange International, Inc.	04/21/2012 - $7.50	155	8,525
Snyders-Lance, Inc.	06/16/2012 - $20.00	30	19,200
Snyders-Lance, Inc.	06/16/2012 - $22.50	10	4,100
Statoil ASA	07/21/2012 - $27.50	20	2,400
Tellabs, Inc.	06/16/2012 - $4.00	60	2,100
Tellabs, Inc.	01/19/2013 - $4.00	75	4,500
Tellabs, Inc.	06/16/2012 - $4.50	75	750
Total SA	01/19/2013 - $55.00	10	2,150
Total SA	01/19/2013 - $57.50	10	1,500
Vodafone Group PLC	01/19/2013 - $30.00	33	2,970
Wendy's Co.	01/19/2013 - $5.00	374	22,440
Wendy's Co.	05/19/2012 - $5.00	45	900

TOTAL CALL OPTIONS (Proceeds $144,106)			$ 127,605

* Non-income producing security.
** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily.
ADR American Depositary Receipt.
LP Limited Partnership
PLC Public Liability Company.
(a) All or a portion of this security is segregated as collateral for call options written.

As of March 31, 2012, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage

Australia			1.64%
Britain			4.66%
Canada			4.47%
Finland			1.06%
France			4.07%
Japan			0.78%
Liberia			3.31%
Luxembourg			2.50%
Malaysia			2.22%
Mexico			0.94%
Netherlands			1.76%
Norway			1.42%
Singapore			1.49%
South Africa			2.36%
Switzerland			2.81%
Thailand			3.46%
United States			57.66%
Total Debt and Equity Holdings			96.61%

CATALYST FUNDS
CATALYST/CP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (98.22%)	Shares	Value

Aerospace & Defense - (4.81%)
Triumph Group, Inc.	16,000	$ 1,002,560

Chemicals - (7.69%)
Airgas, Inc.	9,400	836,318
Ecolab, Inc.	12,440	767,797
		1,604,115
Diversified Financial Services - (4.24%)
Moody's Corp.	21,000	884,100

Diversified Telecommunications - (3.85%)
Verizon Communications, Inc.	21,000	802,830

Food Products - (3.53%)
Hershey Co.	12,000	735,960

Health Care Equipment & Supplies - (5.20%)
Intuitive Surgical, Inc. *	2,000	1,083,500

Health Care Providers and Services - (3.75%)
Omnicare, Inc.	22,000	782,540

Household Products - (3.90%)
Kimberly-Clark Corp	11,000	812,790

Internet & Catalog Retail - (4.81%)
Expedia, Inc.	30,000	1,003,200

IT Services - (5.04%)
Mastercard, Inc.	2,500	1,051,350

Machinery - (4.31%)
Woodward, Inc.	21,000	899,430

Marine - (4.42%)
Kirby Corp. *	14,000	921,060

Multiline Retail - (5.15%)
Macy's, Inc.	27,000	1,072,710

Oil, Gas & Consumable Fuels - (3.60%)
Chevron Corp.	7,000	750,680

Personal Products - (4.93%)
Estee Lauder Cos., Inc.	16,600	1,028,204

Pharmaceuticals - (3.45%)
GlaxoSmithKline PLC - ADR	16,000	718,560

Road & Rail - (3.65%)
J.B. Hunt Transport Services, Inc.	14,000	761,180

Semiconductors & Semiconductor Equipment - (4.45%)
Intel Corp.	33,000	927,630

Software - (8.31%)
Nuance Communications, Inc. *	30,000	767,400
Fair Isaac Corp.	22,000	965,800
		1,733,200
CATALYST FUNDS
CATALYST/CP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

COMMON STOCK - (98.22%)	Shares	Value

Specialty Retail - (4.34%)
Home Depot, Inc.	18,000	$ 905,580

Textiles, Apparel & Luxury Goods - (4.79%)
NIKE, Inc. - Class B	9,200	997,648

TOTAL COMMON STOCK (Cost $19,023,306)		20,478,827

SHORT-TERM INVESTMENTS - (1.79%)

Federated Treasury Obligations Fund, 0.01% **	372,735	372,735
TOTAL SHORT-TERM INVESTMENTS - (Cost $372,735)		372,735

TOTAL INVESTMENTS (Cost $19,396,041) - 100.01%		$ 20,851,562

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.01%)		(1,462)

NET ASSETS - 100.00%		$ 20,850,100

* Non-income producing security.
** Rate shown represents the rate at March 31, 2012, is subject to change and resets daily
ADR American Depositary Receipt.
PLC Public Liability Company.

As of March 31, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Percentage

Britain		3.45%
United States		94.77%
Total Equity Holdings		98.22%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2012.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Catalyst Value Fund (“Value Fund”), Catalyst Strategic Value Fund (“Strategic Value Fund”), Catalyst/SMH High Income Fund (“High Income Fund”), Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”), Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”), Catalyst International Value Fund (“International Value Fund”), Catalyst Large Cap Value Fund (“Large Cap Value Fund”), Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”), Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”) and Catalyst/CP Core Equity Fund (“Core Equity Fund”) (each a “Fund” and collectively, the “Funds”) and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(1)

INVESTMENT VALUATION

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the Trustees believe such prices reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (Unaudited)

(1)

INVESTMENT VALUATION (Continued)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of March 31, 2012:

Assets
			Total Return	Growth of	Strategic
Security Classification (a)(b)	Value Fund	High Income Fund	Income Fund	Income Fund	Value Fund
Level 1
Common Stock	$ 64,580,371	$ -	$ 26,067,484	$ 11,221,729	$ 5,405,428
Preferred Stock	-	-	-	-	-
Warrants	7,961,265	-	-	-	-
Put Options	-	-	-	-	45,500
Total Level 1	$ 72,541,636	$ -	$ 26,067,484	$ 11,221,729	$ 5,450,928

Level 2
Convertible Corporate Bonds	$ -	$ 10,329,940	$ 2,842,780	$ -	$ -
Corporate Bonds		115,680,347	33,100,997	-	-
Short-Term Investments	5,189,838	4,833,965	-	552,873	1,701,945
Total Level 2	$ 5,189,838	$ 130,844,252	$ 35,943,777	$ 552,873	$ 1,701,945

Total Assets	$ 77,731,474	$ 130,844,252	$ 62,011,261	$ 11,774,602	$ 7,152,873

Assets
	International	Large Cap	Global Capital	Global Total Return	Core Equity
Security Classification(a)(b)	Value Fund	Value Fund	Appreciation Fund	Income Fund	Fund
Level 1
Common Stock	$ 428,869	$ 426,327	$ 4,282,653	$ 3,359,812	$ 20,478,827
Exchange Traded Funds	-	-	105,861	143,399	-
Total Level 1	$ 428,869	$ 426,327	$ 4,388,514	$ 3,503,212	$ 20,478,827

Level 2
Corporate Bonds	-	-	-	2,139,766	-
Short-Term Investments	10,971	17,975	498,134	978,271	372,735
Total Level 2	$ 10,971	$ 17,975	$ 498,134	$ 3,118,035	$ 372,735

Total Assets	$ 439,840	$ 444,302	$ 4,886,648	$ 6,621,248	$ 20,851,562

(a) For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of Investments.

(b) As of and during the nine month period ended March 31, 2012, the Value Fund, Growth of Income Fund, Strategic Value Fund, International Value Fund, Large Cap Value Fund, Global Capital Appreciation Fund, Global Total Return Income Fund and Core Equity Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable for those Funds.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (Unaudited)

(1)

INVESTMENT VALUATION (Continued)

Liabilities
			Total Return	Growth of	Strategic
Security Classification(a)(b)	Value Fund	High Income Fund	Income Fund	Income Fund	Value Fund
Level 1

Common Stock	$ -	$ -	$ -	$ -	$ (1,065,608)
Call Options Written	-	-	(22,178)	-	(378,741)
Total Liabilities Level 1	$ -	$ -	$ (22,178)	$ -	$ (1,444,349)

Liabilities
	International	Large Cap	Global Capital	Global Total Return	Core Equity
Security Classification(a)(b)	Value Fund	Value Fund	Appreciation Fund	Income Fund	Fund
Level 1

Call Options Written	$ (8,784)	$ -	$ (107,225)	$ (127,605)	$ -
Total Liabilities Level 1	$ (8,784)	$ -	$ (107,225)	$ (127,605)	$ -

(a) For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of Investments.

(b) As of and during the nine month period ended March 31, 2012, the Funds had no liabilities that were considered to be “Level 2” securities (those valued using other significant observable inputs). As of and during the nine month period ended March 31, 2012, the Funds had no liabilities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	High Income Fund Common Stock	Total Return Income Fund Common Stock

Beginning balance June 30, 2011	$ -	$ -
Total realized gain/(loss)	-	-
Change in unrealized depreciation	-	-
Cost of purchases	-	-
Proceeds from sales	-	-
Net transfers in/(out) of Level 3	-	-
Ending balance March 31, 2012	$ -	$ -

The total change in unrealized depreciation included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 was as follows:

	High Income Fund Common Stock	Total Return Income Fund Common Stock

Change in unrealized depreciation	$ -	$ -

During the nine month period ended March 31, 2012, there were no transfers between level 1 and level 2 investments.

During the nine month period ended March 31, 2012, no securities valued using the Trust’s good faith pricing procedures.

(2)

ACCOUNTING FOR OPTIONS

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (Unaudited)

(2)

ACCOUNTING FOR OPTIONS (Continued)

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The effect of derivative instruments on the Statements of Assets and Liabilities at March 31, 2012 were as follows:

Derivatives not accounted
	for as hedging	Location of Derivatives on	Fair Value of
Fund	instruments under GAAP	Statement of Assets and Liabilities	Asset/Liability Derivatives

Strategic Value Fund	Put options purchased	Investments in securities, at value	$ 45,500

	Call options written	Call options written, at value	$ (378,741)
	Totals		$ (333,241)

Total Return Income Fund	Call options written	Call options written, at value	$ (22,178)
	Totals		$ (22,178)

International Value Fund	Call options written	Call options written, at value	$ (8,784)
	Totals		$ (8,784)

Global Capital Appreciation Fund	Call options written	Call options written, at value	$ (107,225)
	Totals		$ (107,225)

Global Total Return Income Fund	Call options written	Call options written, at value	$ (127,605)
	Totals		$ (127,605)

The effect of derivative instruments on the Statements of Operations for the nine month period ended March 31, 2012 were as follows:

	Derivatives not accounted for as hedging	Location of Gain (Loss) on	Realized and unrealized Gain (Loss) on Derivatives
Fund	instruments under GAAP	Derivatives recognized in income	recognized in income

Strategic Value Fund	Call options written	Net realized gain on options written	$ 285,779
	Call options written	Net change in unrealized depreciation on options written	(214,139)
	Put options purchased	Net realized gain on investments	5,990
	Put options purchased	Net change in unrealized appreciation on investments	2,200
	Totals		79,830

Total Return Income Fund	Call options written	Net realized gain on options written	354,619
	Call options written	Net change in unrealized depreciation on options written	(170,502)
	Totals		184,117

International Value Fund	Call options written	Net change in unrealized depreciation on options written	(3,968)
	Totals		(3,968)

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (Unaudited)

 (2)

ACCOUNTING FOR OPTIONS (Continued)

	Derivatives not accounted for as hedging	Location of Gain (Loss) on	Realized and unrealized Gain (Loss) on Derivatives
Fund	instruments under GAAP	Derivatives recognized in income	recognized in income

Global Capital Appreciation Fund	Call options written	Net realized gain on options written	$ 11,793
Global Capital Appreciation Fund	Call options written	Net change in unrealized depreciation on options written	(2,771)
	Totals		9,022

Global Total Return Income Fund	Call options written	Net realized gain on options written	13,803
Global Total Return Income Fund	Call options written	Net change in unrealized appreciation on options written	16,501
	Totals		30,304

(3)

OPTIONS WRITTEN

A summary of option contracts written by the Strategic Value Fund during the nine month period ended March 31, 2012 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	1,834	$ 435,875
Options written	2,805	565,181
Options covered	(827)	(143,974)
Options exercised	(1,753)	(399,904)
Options expired	(699)	(155,712)

Options outstanding end of period	1,360	$ 301,466

* One option contract is equivalent to one hundred shares of common stock.

A summary of option contracts written by the Total Return Income Fund during the nine month period ended March 31, 2012 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	5,747	$ 706,198
Options written	7,363	560,299
Options covered	(475)	(186,773)
Options exercised	(409)	(197,743)
Options expired	(9,352)	(741,061)

Options outstanding end of period	2,874	$ 140,920

* One option contract is equivalent to one hundred shares of common stock.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (Unaudited)

(3)

OPTIONS WRITTEN (Continued)

A summary of option contracts written by the International Value Fund during the period since inception from July 29, 2011 through March 31, 2012 were as follows:

Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	13	4,816
Options covered	-	-
Options exercised	-	-
Options expired	-	-

Options outstanding end of period	13	$ 4,816

* One option contract is equivalent to one hundred shares of common stock.

A summary of option contracts written by the Global Capital Appreciation Fund during the period since inception from July 29, 2011 through March 31, 2012 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	1,133	124,825
Options covered	-	-
Options exercised	(104)	(8,579)
Options expired	(133)	(11,792)

Options outstanding end of period	896	$ 104,454

* One option contract is equivalent to one hundred shares of common stock.

A summary of option contracts written by the Global Total Return Income Fund during the period since inception from July 29, 2011 through March 31, 2012 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	1,711	174,610
Options covered	-	-
Options exercised	(159)	(16,701)
Options expired	(161)	(13,803)

Options outstanding end of period	1,391	$ 144,106

* One option contract is equivalent to one hundred shares of common stock.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (Unaudited)

(4)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2012 for each Fund were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Value Fund	$ 84,881,278	$ 9,134,042	$ (16,283,846)	$ (7,149,804)
High Income Fund	135,573,390	3,792,310	(8,521,448)	(4,729,138)
Total Return Fund *	69,623,914	2,068,832	(9,703,663)	(7,634,831)
Growth of Income Fund	10,200,595	1,655,562	(81,555)	1,574,007
Strategic Value Fund *	5,938,380	389,840	(619,696)	(229,856)
International Value Fund *	445,761	31,353	(46,058)	(14,705)
Large Cap Value Fund	414,155	41,660	(11,513)	30,147
Global Capital Appreciation Fund *	4,538,157	379,619	(138,353)	241,266
Global Total Return Income Fund *	6,330,066	270,249	(106,672)	163,577
CP Core Equity Fund	19,396,041	1,506,629	(51,108)	1,455,521

* Figures are net of premiums on written call options.

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, PFIC mark-to-market income, income on contingent convertible bonds and limited partnership income.

(6)

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 30, 2012

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 30, 2012